Supplementary Balance Sheet Information	12 Months Ended
Dec. 31, 2015
Organization Consolidation And Presentation Of Financial Statements [Abstract]
Supplementary Balance Sheet Information

NOTE 13 - SUPPLEMENTARY BALANCE SHEET INFORMATION:

a.	Cash and cash equivalents

Significant portion of the Company’s cash and cash equivalents bear interest.  The annual interest rates as of December 31, 2015 ranged up to 2.86%.

b.	Marketable securities

The amortized cost basis, aggregate fair value and unrealized holding gains and losses by major security type were as follows:

Available-for-sale securities:

	December 31, 2015
	Amortized	Aggregate	Unrealized	Unrealized
	cost	fair value	Gains	losses
	$ in thousands
Government and corporate bonds :
Classified as short term	410	409		(1)
Classified as long term*	5,666	5,637		(29)
	6,076	6,046		(30)

	December 31, 2014
	Amortized	Aggregate	Unrealized	Unrealized
	cost	fair value	Gains	losses
	$ in thousands
Government and corporate bonds :
Classified as long term*	5,942	5,890	2	(54)
	5,942	5,890	2	(54)

*	Mature in less than 5 years
c.	Accounts receivable:
(i)	Trade accounts receivable are presented net of an allowance for doubtful accounts, the balance and the changes in the allowance are comprised as follows:

	December 31
	2015	2014	2013
	$ in thousands
Balance at beginning of year	3,432	3,874	4,565
Increase (decrease) during the year	(206)	485	(93)
Bad debt written off	(333)	(927)	(598)
Balance at end of year	2,893	3,432	3,874

NOTE 13 - SUPPLEMENTARY BALANCE SHEET INFORMATION (continued):

	December 31
	2015	2014
	$ in thousands
(ii) Other:
Employees	917	1,014
Prepaid expenses	24,932	21,088
Receivable on account of the sale of the Thermal Products Business	12,000
Deposits in respect of rent and other	3,667	3,488
Government departments and agencies (mainly value added tax refundable)	9,736	8,522
Advance payments to suppliers	3,368	2,311
Derivative assets	288	1,665
Sundry	998	988
	55,906	39,076

d.	Accounts payable and accruals – other

	December 31
	2015	2014
	$ in thousands
Employees and employee institutions	33,784	28,932
Government departments and agencies	21,922	11,610
Derivative liabilities	1,943	2,109
Accrued expenses	37,270	33,511
Sundry	11	5,585
	94,930	81,747

e.	Deferred income

	December 31
	2015	2014
	$ in thousands
Deferred income relating to warranty and installations commitments(*)	22,221	25,916
Deferred income	7,061	12,092
	29,282	38,008

*	The changes in deferred revenues relating to warranty and installation commitments:

	December 31
	2015	2014
	$ in thousands
Balance at beginning of year	25,916	21,408
Revenue recognized during the year	(33,372)	(25,661)
Deferred revenues acquired	—	7,392
Deferred revenue relating to new sales	29,677	22,777
Balance at end of year	22,221	25,916

NOTE 13 - SUPPLEMENTARY BALANCE SHEET INFORMATION (continued):

f.	Accumulated other comprehensive income (loss)

	December 31
	2015	2014	2013
	$ in thousands
Accumulated gain (loss) in respect of derivative instruments designated for cash flows hedge, net of tax	(1,477)	(1,928)	409
Accumulated realized and unrealized loss on available for sale securities, net of tax	(29)	(52)
	(1,506)	(1,980)	409